Marketable Securities - Additional information (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024
Sofia Property | TDG Gold Corp
Disclosure of fair value measurement of equity [line items]
Number of shares acquired in consideration for sale of property		8,000,000
TDG Gold Corp | Equity Investment
Disclosure of fair value measurement of equity [line items]
Number of shares purchased in course of equity method investment	15,000,000
Purchased, Value	$ 7,500,000